Acquisitions and Dispositions - Dispositions - Narrative (Details) - Disposal Group, Held-for-sale, Not Discontinued Operations - MountainWest - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 22, 2022	Dec. 31, 2022	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage disposed		100.00%	100.00%
Discontinued operation, consideration		$ 1,500,000	$ 1,500,000
Transition services agreement, period		6 months
Goodwill impairment loss			449,600
Disposal selling costs			5,819
Loss on disposal			$ (373,000)
Loss contingency, damages sought period	4 years
Loss contingency, damages sought value (up to)	$ 75,000